Related Party Transactions (Details 5) (USD $)	1 Months Ended
Jan. 31, 2010
Related Party Transaction
Proceed from sale of ownership interest	$ 13,300,000
Allyes Acquisition Group One | Allyes
Related Party Transaction
Percentage of ownership interest sold	38.00%